Shareholders' Equity and Comprehensive Income (Tables)	12 Months Ended
Sep. 27, 2013
Stockholders' Equity Note [Abstract]
Schedule of repurchases made under each of the Company's repurchase programs
Shares repurchased by the Company by fiscal year and share repurchase program are provided below:

	2013 Share Repurchase Program		2011 Share Repurchase Program		2010 Share Repurchase Program
	Shares (in millions)	Amounts ($ in billions)	Shares (in millions)	Amounts ($ in billions)	Shares (in millions)	Amounts ($ in billions)
Approved Repurchase Amount		$0.6		$1.0		$1.0
Repurchases
Fiscal 2013	3.0	0.1	7.0	0.2	N/A	N/A
Fiscal 2012	N/A	N/A	11.0	0.5	N/A	N/A
Fiscal 2011	N/A	N/A	6.0	0.3	24.0	1.0
Remaining Amount Available		$0.5		$—		$—

Comprehensive income (loss)

	2013	2012	2011
Net income	$533	$471	$1,720
Foreign currency translation	(87)	92	21
Liquidation of foreign entities (1)	(9)	2	(164)
Income tax expense (2)	(6)	(1)	—
Foreign currency translation, net of tax	(102)	93	(143)
Net actuarial gains (losses)	109	(212)	(30)
Amortization reclassified into earnings	26	22	21
Settlements/curtailments reclassified to earnings	—	—	(1)
Foreign currency and other	—	(15)	(2)
Divestiture of business	—	—	33
Income tax (expense) benefit	(54)	42	12
Defined benefit and post retirement plans, net of tax	81	(163)	33
Unrealized gain (loss) on marketable securities and derivative instruments	2	(1)	(2)
Income tax (expense) benefit	(2)	1	(2)
Unrealized loss on marketable securities and derivative instruments, net of tax	—	—	(4)
Deconsolidation of variable interest entity due to adoption of an accounting standard	—	—	(11)
Total other comprehensive loss, net of tax	(21)	(70)	(125)
Comprehensive income	512	401	1,595
Less: comprehensive loss attributable to noncontrolling interests	(3)	(1)	(10)
Comprehensive income attributable to Tyco common shareholders	$515	$402	$1,605

(1)
During the years ended September 27, 2013, September 28, 2012 and September 30, 2011, $9 million of cumulative translation gains, $2 million of cumulative translation loss and $164 million of cumulative translation gains, respectively, were transferred from currency translation adjustments as a result of the sale of foreign entities. Of these amounts, nil, $2 million and $126 million, respectively, are included in income from discontinued operations.

(2)
Income tax on the net investment hedge was $6 million of an income tax expense for the year ended September 27, 2013, $1 million of an income tax expense for the year ended September 28, 2012 and nil for the year ended September 30, 2011.

Components of accumulated other comprehensive loss
The components of accumulated other comprehensive loss are as follows ($ in millions):

	Currency Translation Adjustments	Unrealized Gain (Loss) on Marketable Securities and Derivative Instruments	Retirement Plans	Accumulated Other Comprehensive Loss
Balance as of September 24, 2010	$213	$4	$(539)	$(322)
Other comprehensive (loss) income, net of tax	(143)	(4)	33	(114)
Balance as of September 30, 2011	70	—	(506)	(436)
Other comprehensive income (loss), net of tax	93	—	(163)	(70)
Distribution of Tyco Flow Control and ADT	(582)	—	122	(460)
Balance as of September 28, 2012	(419)	—	(547)	(966)
Other comprehensive (loss) income, net of tax	(102)	—	81	(21)
Balance as of September 27, 2013	$(521)	$—	$(466)	$(987)